Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 48,496	$ 48,496
Buzzinate Company Limited
Goodwill
Goodwill	2,958
OptAim Limited
Goodwill
Goodwill	$ 45,538